INCOME TAXES (Narrative) (Details) $ in Thousands	12 Months Ended
Feb. 29, 2016 USD ($)
Canadian Tax Authority [Member]
Income Tax Disclosure [Line Items]
Capital loss carryforward	$ 16,302
Net operating loss carry forward	136,221
Canadian Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	14,720
Luxembourg
Income Tax Disclosure [Line Items]
Net operating loss carry forward	36,077
United States Tax Authority (IRS) [Member]
Income Tax Disclosure [Line Items]
Capital loss carryforward	45,543
Net operating loss carry forward	7,888
United States Tax Authority (IRS) [Member] | Axerra Networks [Member] | Maximum
Income Tax Disclosure [Line Items]
Section 382 loss limitation	521
Provincial Tax Authority | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 2,361